Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment
Capital commitments	R 31,163	R 27,421
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	6,769	5,972
Capital expenditure	4,596	6,977
Environmental projects to sustain operations
Property, plant and equipment
Capital commitments	1,231	1,025
Capital expenditure	713	2,569
Clean fuels II
Property, plant and equipment
Capital commitments	498	1,642
Capital expenditure	898	1,271
Exploration and development
Property, plant and equipment
Capital commitments		1,779
Capital expenditure	R 421	R 3,309